Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Analysis of the Group Revenue from Major Products and Services	The following is an analysis of the Group’s revenue from its major products and services.

	For the three months ended March 31
	2018	2019
Out-licensing	$—	$3,000,000
Others	—	—

	$—	$3,000,000

The following is an analysis of the Group’s revenue from its major products and services.

	For the Year Ended December 31
	2016	2017	2018
Out-licensing	$10,250,000	$—	$—
Others	1,296,971
	$11,546,971	$—	$—